INTANGIBLE ASSETS AND GOODWILL (Details) - Schedule of Intangible Assets - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
INTANGIBLE ASSETS AND GOODWILL (Details) - Schedule of Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 1,769,400	$ 1,769,400
Finite-Lived Intangible Assets, Accumulated Amortization	500,732	244,473
Finite-Lived Intangible Assets, Net	1,268,668	1,524,927
Customer Relationships [Member]
INTANGIBLE ASSETS AND GOODWILL (Details) - Schedule of Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross		1,000,000
Finite-Lived Intangible Assets, Accumulated Amortization		76,712
Finite-Lived Intangible Assets, Net		$ 923,288
Finite-Lived Intangible Asset, Useful Life		10 years
Marketing-Related Intangible Assets [Member]
INTANGIBLE ASSETS AND GOODWILL (Details) - Schedule of Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	200,000	$ 200,000
Finite-Lived Intangible Assets, Accumulated Amortization	60,712	30,685
Finite-Lived Intangible Assets, Net	$ 139,288	$ 169,315
Finite-Lived Intangible Asset, Useful Life	5 years	5 years
Noncompete Agreements [Member]
INTANGIBLE ASSETS AND GOODWILL (Details) - Schedule of Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 500,000	$ 500,000
Finite-Lived Intangible Assets, Accumulated Amortization	252,968	127,854
Finite-Lived Intangible Assets, Net	$ 247,032	$ 372,146
Finite-Lived Intangible Asset, Useful Life	3 years	3 years
Intellectual Property [Member]
INTANGIBLE ASSETS AND GOODWILL (Details) - Schedule of Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 69,400	$ 69,400
Finite-Lived Intangible Assets, Accumulated Amortization	35,270	9,222
Finite-Lived Intangible Assets, Net	$ 34,130	$ 60,178
Finite-Lived Intangible Asset, Useful Life	2 years	2 years